CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 80,265	$ 53,725
Marketable securities	42,204	9,889
Accounts receivable, net of allowance for doubtful accounts of $264 and $282	11,523	7,237
Prepaid expenses and other current assets	5,013	3,008
Total current assets	139,005	73,859
Marketable securities, noncurrent	9,205	2,225
Property and equipment, net	41,895	15,431
Goodwill and intangible assets, net	14,152
Other assets	1,531	1,221
Total assets	205,788	92,736
Current liabilities:
Accounts payable	4,763	3,685
Accrued liabilities	7,689	4,648
Accrued compensation and related benefits	11,738	4,618
Deferred revenue	50,908	28,473
Current portion of credit facility	3,041	365
Current portion of capital leases	10	364
Total current liabilities	78,149	42,153
Deferred revenue, noncurrent	823	575
Credit facility, noncurrent	3,911	23,395
Other liabilities	9,199	1,520
Total liabilities	92,082	67,643
Commitments and contingencies (Note 8)
Redeemable convertible preferred stock, par value $0.01, issuable in series: no shares and 24.0 million shares authorized; no shares and 23.6 million shares issued and outstanding as of December 31, 2014 and 2013, respectively		71,369
Stockholders' equity (deficit):
Preferred stock, par value $0.01 per share: 10.0 million and no shares authorized as of December 31, 2014 and 2013, respectively; no shares issued and outstanding as of December 31, 2014 and 2013
Common stock, par value $0.01 per share: 400.0 million and 125.0 million shares authorized; 76.1 million and 23.7 million shares issued; 75.5 million and 23.2 million shares outstanding as of December 31, 2014 and 2013, respectively (including 0.6 million and 0.8 million shares subject to repurchase, legally issued and outstanding as of December 31, 2014 and 2013, respectively)	755	229
Additional paid-in capital	246,000	18,591
Accumulated other comprehensive income (loss)	(528)	10
Accumulated deficit	(131,869)	(64,454)
Treasury stock at cost; 0.5 million shares as of December 31, 2014 and 2013	(652)	(652)
Total stockholders' equity (deficit)	113,706	(46,276)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	$ 205,788	$ 92,736